Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,956,560
Previously Paid Amount	0.00
Total Fee Amount	1,513.10
Total Offset Amount	0.00
Net Fee	1,513.10
Narrative - Max Aggregate Offering Price	$ 10,956,560
Final Prospectus	true